PROPERTY AND EQUIPMENT (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Property And Equipment Details Narrative
Depreciation expense	$ 82,363	$ 3,070	$ 12,280	$ 14,088